FAIR VALUE MEASUREMENTS, Changes in Fair Value of Warrants and FPA Liabilities (Details) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Warrant [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	$ 0	$ 39,232,167
Initial measurement on November 27, 2020	27,823,848
Change in fair value	11,408,319	(23,121,405)
Fair value, end of period	39,232,167	21,220,018
Public Warrants [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	0	22,364,221
Initial measurement on November 27, 2020	15,897,248
Additional Private Placement Warrants		0
Change in fair value	6,466,973	(12,566,221)
Fair value, end of period	22,364,221	9,798,000
Private Placement Warrant [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	0	16,867,946
Initial measurement on November 27, 2020	11,926,600
Change in fair value	4,941,346	(10,555,184)
Fair value, end of period	16,867,946	11,422,018
Private Placement Warrants Issued on May 27, 2021 [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Additional Private Placement Warrants		2,680,452
Private Placement Warrants Issued on November 27, 2021 [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Additional Private Placement Warrants		2,428,804
FPA Liability [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	0	6,757,777
Initial measurement on November 27, 2020	3,399,475
Additional Private Placement Warrants		0
Change in fair value	3,358,302	(1,749,732)
Fair value, end of period	6,757,777	5,008,045
FPA Liability - Committed [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	0	2,947,167
Initial measurement on November 27, 2020	904,970
Additional Private Placement Warrants		0
Change in fair value	2,042,197	(472,226)
Fair value, end of period	2,947,167	2,474,941
FPA Liability - Optional [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	0	3,810,610
Initial measurement on November 27, 2020	2,494,505
Additional Private Placement Warrants		0
Change in fair value	1,316,105	(1,277,506)
Fair value, end of period	$ 3,810,610	$ 2,533,104